SHAREHOLDERS' EQUITY (Details 4) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Numerator for basic and diluted earnings per share attributable to common shareholders:
Net income (loss) attributable to common shareholders	$ 31,289	$ (2,388)	$ (9,454)
Denominator:
Denominator for basic earnings per share-weighted average shares	14,017,279	14,133,352	14,265,589
Denominator for diluted earnings per share-adjusted weighted average shares and assumed conversions	14,017,279	14,133,352	14,265,589
Basic earnings (loss) per share (in dollars per share)	$ 2.23	$ (0.17)	$ (0.66)
Diluted earnings (loss) per share (in dollars per share)	$ 2.23	$ (0.17)	$ (0.66)